SCHEDULE OF CONVERTIBLE DEBENTURES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible notes payable - fixed conversion price		$ 244,000
Convertible notes payable - variable conversion price		628,720
Less: loan discounts
Total convertible notes, net		$ 872,720	$ 824,614